Guarantees, Commitments,And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Guarantees, Commitments,And Contingencies
NOTE 17. GUARANTEES, COMMITMENTS, AND CONTINGENCIES
At June 30, 2022, the Company had outstanding letters of credit of $35.6 million (December 31, 2021 –
$42.1 million).
The Company is involved in litigation and claims associated with normal operations against which certain provisions may be made in the Financial Statements. Management is of the opinion that any resulting settlement arising from the litigation would not materially affect the consolidated financial position, results of operations, or liquidity of the Company.
The Company has purchase obligations over the next three years as follows:

2022	$315,186
2023	59,521
2024	2,612

NOTE 31. GUARANTEES, COMMITMENTS, AND CONTINGENCIES
At December 31, 2021, the Company had outstanding letters of credit of $42.1 million (December 31, 2020 – $47.5 million).
The Company is involved in litigation and claims associated with normal operations against which certain provisions may be made in the consolidated financial statements. At December 31, 2021, the Company did not record any legal provisions (December 31, 2020 – nil
).
 Management is of the opinion that any resulting settlement arising from the litigation would not materially affect the consolidated financial position, results of operations, or liquidity of the
Company.
The Company has purchase obligations over the next three years as follows:

2022	$243,737
2023	2,904
2024	125